INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of carrying amounts and accumulated amortization
	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	$3,741,511	$-	$(2,838,099)	$903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	10,541,275	(105,676)	(6,551,775)	3,883,824

Capitalized software	4,207,348	-	(3,080,615)	1,126,733
Customer relationships	5,166,903	-	(2,727,524)	2,439,379
Acquired technology	7,148,083	-	(712,110)	6,435,973
Total definite-lived intangible assets at June 30, 2024	$16,522,334	-	$(6,520,249)	$10,002,085

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets at January 1, 2021
Capitalized software	$3,014,490	-	$(2,483,429)	$531,061
Customer relationships	3,713,434	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	$8,255,110	$-	$(5,294,241)	$2,960,869
Capitalized software	3,741,511	-	(2,838,099)	903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	$10,541,275	$(105,676)	$(6,551,775)	$3,883,824

Schedule of Goodwill
Total
Balance at December 31, 2021	$1,484,966
2022 activity	-
Balance at December 31, 2022	1,484,966
2023 activity	-
Balance at December 31, 2023	$1,484,966

Schedule of weighted-average amortization period of intangible assets
Asset Class	Weighted-Average Amortization period
Capitalized software	3.2 years
Customer relationships	4.7 years

Schedule of unamortized acquired intangible assets expense during next years
Estimated
2024	$1,357,783
2025	$1,357,783
2026	$1,087,976
2027	$80,282